S000070682 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended	144 Months Ended	157 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI Emerging Markets Index (reflects no deductions for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	33.57%	4.20%	8.42%		5.27%	[2]
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent		36.37%	5.84%	8.19%		6.13%	[2]
Performance Inception Date						Nov. 20, 2012
Institutional Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		34.85%	5.31%	7.57%		5.37%	[2]
Performance Inception Date						Nov. 20, 2012
Institutional Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		22.18%	4.57%	6.59%		4.75%	[2]
Performance Inception Date						Nov. 20, 2012
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent		36.01%	5.56%	7.93%	5.76% [2]
Performance Inception Date					Dec. 17, 2013
Advisor Shares
Prospectus [Line Items]
Average Annual Return, Percent		36.23%	5.75%	8.09%		6.05%	[2]
Performance Inception Date						Nov. 20, 2012

[1]	Index returns shown are net of withholding taxes.
[2]	The Institutional Shares and Advisor Shares of the Fund’s predecessor fund commenced operations on November 20, 2012. Investor Shares commenced operations on December 17, 2013.